CERTNAS
File# 1-32600

13003302

NASDAQ
THE NASDAQ OMX GROUP

Received SEC

DEC 27 2013

Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

December 27, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on December 27, 2013 The Nasdaq Stock Market (the "Exchange") received from Tucows Inc. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

Common Stock, no par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery